Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of property and equipment at December 31, 2013 and 2012 is as follows:

	Estimated useful life	2013	2012
Construction in progress		$434,082	$476,257
Leasehold improvements	Lesser of lease term or 10 years	530,091	382,680
Machinery & equipment	3-22 years	11,323,042	11,186,840
Less accumulated depreciation		(5,588,679)	(4,082,736)
Net		$6,698,536	$7,963,041

Schedule Of Inventory, Current [Table Text Block]
Inventories consist of the following:

	March 31, 2014	December 31, 2013
Raw materials and components	$1,082,706	$1,073,034
Work in process	1,345,638	1,235,029
Finished goods	334,622	163,228
Inventory reserves	(220,595)	(220,654)
	$2,542,371	$2,250,637

A summary of inventory at December 31, 2013 and 2012 is as follows:
	2013	2012
Raw materials	$1,073,034	$945,763
Work in process	1,235,029	1,677,605
Finished goods	163,228	471,935
Inventory reserves	(220,654)	(256,512)
	$2,250,637	$2,838,791